30. REVENUE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of goods	$ 610,415,772	$ 640,419,045	$ 625,436,135
Rendering of services	3,713,133	3,365,642	3,135,894
Revenue	614,128,905	613,515,357	628,572,029
Wine
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of goods	569,676,747	556,047,121	569,096,506
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of goods	40,739,025	54,102,594	56,339,629
Goods transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	610,415,772	610,149,715	655,311,727
Services provided over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,713,133	$ 3,365,642	$ 3,135,894